Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 52,764
Balances at end of the year	52,425	₱ 52,764
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	2,763	2,875
Adjustments	0	(112)
Balances at end of the year	₱ 2,763	₱ 2,763